Acquisition costs and other expenditure (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

	2018 £m	2017 £m	2016 £m
Acquisition costs incurred for insurance policies	(3,438)	(3,712)	(3,687)
Acquisition costs deferred less amortisation of acquisition costs	59	911	923
Administration costs and other expenditure*	(5,380)	(6,208)	(5,398)
Movements in amounts attributable to external unit holders of consolidated investment funds	(96)	(984)	(562)
Total acquisition costs and other expenditure	(8,855)	(9,993)	(8,724)

Schedule of segmental analysis of other interest expense and depreciation and amortisation

	Other interest expense			Depreciation and amortisation
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Asia operations:
Insurance	—	—	—	(228)	(230)	(201)
Asset management	—	—	—	(4)	(3)	(2)
US operations:
Insurance	(159)	(116)	(56)	(830)	20	94
Asset management	—	—	—	(6)	(7)	(3)
UK and Europe operations:
Insurance	(94)	(85)	(102)	(61)	(59)	(121)
Asset management	—	—	—	(5)	(7)	(7)
Total segment	(253)	(201)	(158)	(1,134)	(286)	(240)
Unallocated to a segment (other operations)	(29)	(39)	(27)	(2)	(2)	(2)
Group total	(282)	(240)	(185)	(1,136)	(288)	(242)

Schedule of average number of staff employed

	2018	2017	2016
Asia operations	16,798	15,477	15,439
US operations	4,285	4,564	4,447
UK and Europe operations*	7,123	7,110	6,381
Total	28,206	27,151	26,267

*     The UK and Europe staff numbers include staff from central operations and Africa which are unallocated to a segment.

Schedule of costs of employment

	2018 £m	2017 £m	2016 £m
Wages and salaries	1,656	1,774	1,483
Social security costs	116	129	110
Defined benefit schemes*	(29)	(3)	213
Defined contribution schemes	95	85	79
Total	1,838	1,985	1,885

*     The (credit) charge incorporates the effect of actuarial gains and losses.

Schedule of movement in outstanding options and awards

	Options outstanding under SAYE						Awards outstanding under
	schemes						incentive plans
	2018		2017		2016		2018	2017	2016
		Weighted		Weighted
		average		average		Weighted
	Number	exercise	Number	exercise	Number	average	Number
	of options	price	of options	price	of options	exercise	of awards
	millions	£	millions	£	millions	price	millions
Beginning of year:	6.4	11.74	7.1	10.74	8.8	9.44	33.6	30.2	28.4
Granted	0.3	13.94	1.4	14.55	1.4	11.04	10.7	12.7	13.9
Exercised	(1.4)	10.85	(1.7)	10.07	(2.0)	7.30	(8.7)	(7.3)	(10.5)
Forfeited	(0.1)	12.25	(0.1)	10.83	(0.1)	9.95	(2.6)	(1.3)	(1.5)
Cancelled	(0.2)	12.43	(0.2)	11.19	(0.8)	6.45	—	(0.1)	(0.1)
Lapsed/Expired	(0.1)	12.60	(0.1)	10.86	(0.2)	9.64	(0.2)	(0.6)	—
End of year	4.9	12.10	6.4	11.74	7.1	10.74	32.8	33.6	30.2
Options immediately exercisable, end of year	0.8	10.37	0.4	11.06	0.6	8.53

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
	Number			remaining			Weighted average			Number			Weighted average
	outstanding			contractual life			exercise			exercisable			exercise
	(millions)			(years)*			prices £			(millions)			prices £
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Between £4 and £5	—	—	0.1	—	—	0.4	—	—	4.66	—	—	0.1	—	—	4.66
Between £6 and £7	—	—	0.2	—	0.4	1.4	—	6.29	6.29	—	—	—	—	6.29	6.29
Between £9 and £10	0.3	0.5	1.1	0.4	1.4	1.4	9.01	9.01	9.01	0.3	—	0.5	9.01	—	9.01
Between £11 and £12	3.0	4.5	5.7	1.6	2.2	2.9	11.19	11.21	11.27	0.5	0.4	—	11.11	11.55	—
Between £13 and £14	0.3	—	—	4.1	—	—	13.94	—	—	—	—	—	—	—	—
Between £14 and £15	1.3	1.4	—	2.6	3.9	—	14.55	14.55	—	—	—	—	—	—	—
	4.9	6.4	7.1	2.1	2.5	2.6	12.10	11.74	10.74	0.8	0.4	0.6	10.37	11.06	8.53

*      The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2018			2017			2016
	Prudential			Prudential
	LTIP	SAYE	Other	LTIP / RSP	SAYE	Other	Prudential	SAYE	Other
	(TSR)	options	awards	(TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	2.52	—	—	2.85	—	—	3.19	—
Expected volatility (%)	24.03	21.09	—	23.17	20.15	—	29.36	25.41	—
Risk-free interest rate (%)	1.19	0.97	—	0.62	0.56	—	0.12	0.15	—
Expected option life (years)	—	3.94	—	—	3.49	—	—	3.70	—
Weighted average exercise price (£)	—	13.94	—	—	14.55	—	—	11.04	—
Weighted average share price at grant date (£)	17.46	16.64	—	16.80	17.74	—	12.82	13.94	—
Weighted average fair value at grant date (£)	6.64	3.29	17.04	8.30	3.29	16.12	4.41	3.05	12.57

Schedule of expense recognised relating to share-based compensation

	2018 £m	2017 £m	2016 £m
Share-based compensation expense	143	158	126
Amount accounted for as equity-settled	143	158	127

Schedule of key management remuneration

	2018 £m	2017 £m	2016 £m
Salaries and short-term benefits	16.2	17.9	20.7
Post-employment benefits	1.3	1.3	1.3
Share-based payments	14.5	14.1	18.7
	32.0	33.3	40.7

Schedule of fees payable to the auditor

	2018 £m	2017 £m	2016 £m
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	2.1	2.1	2.0
Fees payable to the Company’s auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.2	8.3	7.5
Tax compliance services	—	—	0.1
Audit-related assurance services*	4.7	4.3	3.9
Other assurance services	1.1	1.5	2.1
Services relating to corporate finance transactions	0.2	0.4	—
All other services	1.0	0.7	0.6
Total fees paid to the auditor	18.3	17.3	16.2